Reserves - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Mandatory percentage of annual net profits after taxation required to be transfered to reserve	10.00%
Maximum reserve balance expressed as percentage of registered capital	50.00%
Minimum reserve balance expressed as percentage of registered capital	25.00%
Final dividend proposed after the end of the reporting year, per share	¥ 0.05	¥ 0.10
Total dividend proposed by directors	¥ 613	¥ 1,009